RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Payment for services received	$ 239	$ 82	$ 247
Subsidiary of Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Payment for services received	433	379	341
Spa Medical International SRL [Member]
Related Party Transaction [Line Items]
Payment for services received	172	307	710
Himalaya Family Office Consulting Ltd. [Member]
Related Party Transaction [Line Items]
Payment for services received	$ 90	$ 94	$ 141